Financial and other non-current assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other non-current assets [abstract]
Deferred compensation plans assets	$ 414	$ 468
Prepaid post-employment benefit plans assets	148	137
Other non-current assets	176	290
Total other non-current assets	$ 738	$ 895